Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 1,756,687	S/ 3,683,687
Promotional credit lines	2,090,825	2,014,600
Loans received from foreign entities	3,304,169	2,895,637
Loans received from Peruvian entities	332,165	309,525
Bank Acceptance Liabilities Subtotal	7,483,846	8,903,449
Interest and commissions payable	78,211	122,481
Short term	3,586,376	4,852,495
Long term	3,975,681	4,173,435
Total	S/ 7,562,057	S/ 9,025,930